Cover	Jun. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42374
Entity Registrant Name	SYNERGY CHC CORP.
Entity Central Index Key	0001562733
Entity Tax Identification Number	99-0379440
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	865 Spring Street
Entity Address, City or Town	Westbrook
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04092
City Area Code	207
Local Phone Number	321-2350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SNYR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false